Other liabilities and provisions	12 Months Ended
Dec. 31, 2024
Other liabilities and provisions
Other liabilities and provisions

10. Other liabilities and provisions

Provisions include the following:

	2023	2024
	EUR k	EUR k
Provisions for litigations (IP & other)	—	1,956
Provision for onerous contracts	184	—
Contract termination provisions	37,216	—
Provisions (current)	37,400	1,956
Total Provisions (current & non-current)	37,400	1,956

Below are movements during the period:

	CMO	Legal / IP	Others	Total
	EUR k	EUR k	EUR k	EUR k
As of January 1, 2024	37,216	—	184	37,400
additions	17,112	13,070	—	30,182
used (amounts charged against the provision)	(52,202)	(6,662)	—	(58,863)
unused amounts reversed	(2,126)	(4,452)	(184)	(6,762)
As of December 31, 2024	—	1,956	—	1,956
Current	—	1,956	—	1,956
Non-current	—	—	—	—

In connection with the adjustment of the Group’s external European manufacturing network after the withdrawal of the EMA dossier for CureVac’s vaccine candidate, CVnCoV, the Group was involved in disputes with three former contract manufacturing organizations (CMO). Contract termination provisions related to amounts which the Company expected to pay out to settle its obligations under certain CMO contracts.

In February 2022, CureVac was served with a request for arbitration filed with the German Arbitration Institute by Wacker Biotech B.V. seeking payments based on a terminated agreement. The proceedings were decided by final arbitral award in June 2024. The arbitration tribunal granted part of Wacker’s claims (approx. 30%) and rejected part of them (approx. 70%). The award was lower than the amount previously provisioned, resulting in a reversal which was recorded in cost of sales.

In April 2022, Celonic Deutschland GmbH & Co.KG initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against CureVac also requesting payments based on a terminated agreement. The proceedings were decided by final arbitral award in May 2024. The arbitration tribunal granted part of Celonic’s claims (approx. 65%) and rejected part of them (approx. 35%). The award exceeded the amount previously provisioned leading to an additional charge recorded in cost of sales.

In August 2022, Rentschler Biopharma SE initiated arbitration proceedings according to the procedural rules of the German Arbitration Institute against CureVac. Rentschler’s claims were based on the assumption that certain agreements between Rentschler and CureVac Manufacturing GmbH (then: CureVac Real Estate GmbH) had been terminated due to the withdrawal of the EMA dossier for CVnCoV or alternatively that CureVac would have been obliged to terminate these agreements. The proceedings were decided by final award in April 2024. Rentschler’s claims were dismissed in their entirety, resulting in the reversal of the provision reflected already in 2023.

All amounts recognized as of December 31, 2024 arose during 2021, 2022 and 2023 except for EUR 17,112k in additional provisions made in 2024, EUR 52,202k utilized and EUR 2,126k reversed during the year.

CureVac is involved in multi-jurisdictional patent litigations. In October 2024, the High Court of Justice in London, UK, issued an order revoking the UK destination of two patents. As a result, CureVac became liable for the costs of the counterparties. As of December 31, 2024, CureVac has already made interim payments of EUR 6,662k. Provisions and accruals of EUR 10,584k have been recorded to cover potential costs for the pending litigations. The related expense was recorded in research and development expenses.

In addition, CureVac is involved in further jurisdictions (patent and other litigations). To cover potential costs for the pending litigations CureVac recorded provisions of EUR 1,100k, with the related expense included in research and development expenses.

In July 2024, CureVac announced a significant strategic restructuring to focus its resources on high-value mRNA projects in oncology and other select areas of substantial unmet medical need. The restructuring includes a workforce reduction of approximately 30% to create a leaner, more agile organization re-focused on technology innovation, research and development. The Company recorded restructuring accruals and accruals for other HR disputes of EUR 2,537k as of December 31, 2024, which are mainly for severance payments. The related expense of EUR 2,537k was recorded in the functional cost category of the employees affected.

	January 01, 2024	Movement of restructuring provisions during the period			December 31, 2024
	Net balance	added	used	unused reversed	Net balance
	EUR k	EUR k	EUR k	EUR k	EUR k
Cost of sales	—	5,633	(4,684)	(152)	796
Selling and distribution expenses	—	177	(177)	—	—
Research and development expenses	—	6,290	(5,765)	(246)	278
General and administrative expenses	—	798	(602)	(11)	185
Restructuring provisions	—	12,896	(11,227)	(410)	1,259

Other liabilities include the following:

	2023	2024
	EUR k	EUR k
Personnel accrued liabilities (e.g. bonus, vacation)	10,543	11,126
Outstanding invoices	36,081	15,527
Other	4,093	2,892
Other liabilities (current)	50,717	29,545
Total other liabilities (current & non-current)	50,717	29,545